Income Tax Expense - Schedule of Income Tax Expense and Profit (Loss) Before Tax at the Statutory Tax Rate (Parentheticals) (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Income Tax Expense and Profit (Loss) Before Tax at the Statutory Tax Rate [Abstract]
Statutory tax rate	16.50%	16.50%	16.50%